SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
SHARE-BASED COMPENSATION

21.	SHARE-BASED COMPENSATION

On January 1, 2025, an employee was granted 20,000 restricted ordinary shares in connection with sales activities in North America. The restricted shares are subject to a two-year service period commencing on January 1, 2025. Under the terms of the agreement, 10,000 shares will be granted annually during the service period, and each tranche is subject to a six-month lock-up restriction upon issuance. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services.

On April 30, 2025, an external consultant was granted 1,800,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, all of the shares were issued on June 20, 2025 and are subject to a six-month lock-up restriction. The grant is subject to a two-year service period commencing on April 30, 2025, and, accordingly, the Company recognized compensation expense for eight months of the requisite service period as of December 31, 2025. On August 28, 2025, the Company and the external consultant entered into a supplemental amendment agreement, pursuant to which the service period was extended to five years, ending on April 29, 2030.

On June 3, 2025, an employee was granted 10,000 restricted ordinary shares for services related to sales expansion in certain regions of China. The restricted shares are subject to a one-year service period commencing on June 3, 2025, and vesting is conditional upon the achievement of the agreed-upon annual sales performance target. Upon issuance, the shares will be subject to a twelve-month lock-up restriction. If the employee terminates services during the vesting period, the employee will automatically forfeit the restricted shares that are not vested as of the date of termination of the services. Since the employee was unable to achieve the agreed-upon annual sales performance target for 2025, we did not recognize any compensation expenses related to this grant as of December 31, 2025.

On October 16, 2025, six employees were granted 641,000 restricted ordinary shares. Pursuant to the award agreements, all of the shares were issued on October 16, 2025 and are subject to a six-month lock-up restriction. The restricted shares are subject to a five-year service period commencing on October 16, 2025, and accordingly, the Company recognized compensation expense for two and a half months   of the requisite service period as of December 31, 2025.

On December 15, 2025, an external consultant was granted 2,500,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, the Company shall issue 500,000 restricted ordinary shares per service year to the consultant as full consideration for the services provided in that year, and pre-issuing the consideration shares corresponding to each service year in advance of the start of the service year, with six-month lock-up restrictions. On January 15, 2026, the first 500,000 shares for the first service year were issued. The grant is subject to a five-year service period commencing on December 15, 2025, and, accordingly, the Company recognized compensation expense for half a month of the requisite service period as of December 31, 2025.

The fair value of restricted shares granted was measured using the fair-value-based method in accordance with ASC 718, based on the closing price of the Company’s common stock on the date of grant, as these awards do not contain any market vesting conditions.

A summary of activities of the restricted shares for the year ended December 31, 2025 is as follows:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of December 31, 2024	—	—
Granted	4,961,000	2.93
Vested	(471,274)	4.12
Unvested as of December 31, 2025	4,489,726	2.81

Share-based compensation expenses of US$1,917,804 were recognized for the restricted shares during the year ended December 31, 2025. As of December 31, 2025, there was unrecognized share-based compensation expenses of US$12,620,326 in relation to the restricted shares, which is expected to be recognized over a weighted average period of 4.60 years.

The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
General and administrative expenses	—	—	1,789,416
Selling and marketing expenses	—	—	128,388
Total	—	—	1,917,804